Other operating income	12 Months Ended
Mar. 31, 2022
Disclosure of Other Operating Income [Abstract]
Other operating income	31. Other operating income

	For the year ended March 31,
	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(USD)
Income from leases	63	80	68	1
Income from carbon credits	15	—	2,626	35
Total	78	80	2,694	36